Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of components of cash
The following table depicts the components of our cash as of December 31, 2017 and 2016:

	At December 31,
In thousands of U.S. dollars	2017	2016
Cash at banks	$185,377	$99,053
Cash on vessels	1,085	834
	$186,462	$99,887